SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					06/30/11
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: JUNE 30, 2011

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 07/26/11

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	43
Form 13F Information Table Value Total:	$1,063,373
List of Other Included Managers:
NONE

                                                       Form 13F Information Table
                        Title of            Value      shares/sh/ put/ InvstmeOtherVoting Authority
Name of Issuer          Class  Cusip        (x$1000)   Prn amtprn call dscretnMgrs Sole    ShareNone

AMERICAN EXPRESS CO     COM    025816109          29970 579688SH       sole          578063       1625
ANNALY CAP MGMT INC COM COM    035710409          193221071067SH       sole         1068132       2935
BARD, C R INC           COM    067383109          16233 147758SH       sole          147348        410
BARRICK GOLD CORP COM   COM    067901108          26472 584507SH       sole          582862       1645
BAXTER INTL INC         COM    071813109          30205 506038SH       sole          504573       1465
CHEVRON CORP NEW COM    COM    166764100          32261 313700SH       sole          312835        865
CHUBB CORP              COM    171232101          27263 435448SH       sole          434218       1230
CISCO SYS INC COM       COM    17275R102          313282006891SH       sole         2001301       5590
CONOCOPHILLIPS COM      COM    20825C104          25966 345343SH       sole          344393        950
CVS CORP COM            COM    126650100          33897 902000SH       sole          899475       2525
DELL INC COM            COM    24702R101          279751678181SH       sole         1673621       4560
DIAGEO P L C SPON ADR NECOM    25243Q205          26955 329239SH       sole          328309        930
DR PEPPER SNAPPLE GROUP COM    26138E109          21582 514709SH       sole          513370       1339
EBAY INC COM            COM    278642103          16720 518133SH       sole          516708       1425
ENCANA CORP COM         COM    292505104          18829 611527SH       sole          609852       1675
EXELON CORP COM         COM    30161N101          32247 752739SH       sole          750634       2105
EXXON MOBIL CORP COM    COM    30231G102          37666 462836SH       sole          461641       1195
GLAXOSMITHKLINE PLC SPONCOM    37733W105          21839 509065SH       sole          507620       1445
GOOGLE INC CL A         COM    38259P508          30983  61186SH       sole           61016        170
ISHARES TR RUSL 3000 VALCOM    464287663           2582  28790SH       sole           28790          0
JOHNSON & JOHNSON       COM    478160104          34474 518249SH       sole          516819       1430
KIMBERLY CLARK CORP COM COM    494368103          36541 548986SH       sole          547476       1510
LILLY, ELI AND COMPANY  COM    532457108          16682 444508SH       sole          443168       1340
MARKET VECTORS ETF TR GOCOM    57060U100            456   8350SH       sole            8350          0
MEDTRONIC INC COM       COM    585055106          37395 970547SH       sole          967762       2785
MICROSOFT               COM    594918104          460241770146SH       sole         1765416       4730
MOLSON COORS BREWING CO COM    60871R209          464541038305SH       sole         1035450       2855
NEWMONT MNG CORP        COM    651639106          24252 449357SH       sole          448142       1215
NORTHROP GRUMMAN CORP COCOM    666807102          31860 459403SH       sole          458118       1285
PEPSICO INC             COM    713448108          26299 373404SH       sole          372374       1030
PROCTER & GAMBLE COMPANYCOM    742718109          29270 460440SH       sole          459280       1160
PROSHARES TR PSHS ULTSH COM    74347R297            546  15815SH       sole           15815          0
QUEST DIAGNOSTICS INC COCOM    74834L100          22952 388356SH       sole          387226       1130
SIGMA ALDRICH CORP COM  COM    826552101          18151 247353SH       sole          246683        670
SPDR GOLD TRUST GOLD SHSCOM    78463V107            343   2350SH       sole            2350          0
SUNTRUST BKS INC COM    COM    867914103          14279 553460SH       sole          551905       1555
TARGET CORP COM         COM    87612E106          29432 627408SH       sole          625663       1745
TORCHMARK CORP COM      COM    891027104          16433 384298SH       sole          383553        745
TRAVELERS COMPANIES INC COM    89417E109          20888 357797SH       sole          356777       1020
UNILEVER NV N Y SHS NEW COM    904784709          24502 745866SH       sole          743851       2015
WAL MART STORES INC     COM    931142103          42327 796517SH       sole          794297       2220
WELLS FARGO & CO NEW COMCOM    949746101          331461181262SH       sole         1177902       3360
WISDOMTREE TRUST DREYFUSCOM    97717W182            372  14615SH       sole           14615          0
                                             1,063,373